Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Accumulated Depreciation	Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Transportation equipment	5 years
Office and electronic equipment	3-5 years
Leasehold improvements	Over the shorter of the lease term or estimated useful lives

Schedule of Disaggregation of Revenue

For the years ended October 31, 2025, 2024 and 2023, the disaggregation of revenue is as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2025	2024	2023
Ocean freight revenue	$213,993,072	$105,387,225	$94,523,562
Vessel services revenue and others*	422,840	2,789,458	733,976
Total	$214,415,912	$108,176,683	$95,257,538

*	For the years ended October 31, 2025, 2024 and 2023, these revenues included $422,840, $nil and $nil, respectively of revenue from consulting services provided to customers related to onboard carbon capture technologies.